Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 58,855	$ 61,057
Adjustment on currency translation (c)	3,381	353
Adjustments to capitalised closure costs	710	(123)
Amounts capitalised	224	111	$ 254
Additions	4,751	3,128
Depreciation for the year (a) (e)	(4,198)	(4,567)	(4,438)
Impairment charges, net of reversals (f)	(435)	(248)
Disposals	(123)	(258)
Subsidiaries no longer consolidated (g)	(749)	(359)
Transfers and other movements (h)	(323)	(239)
Property, plant and equipment at end of period	62,093	58,855	61,057
Non-current assets held under finance leases (i)	37	38
Non-current assets pledged as security (j)	12,303	11,169
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	107,837
Property, plant and equipment at end of period	115,889	107,837
Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(48,982)
Property, plant and equipment at end of period	(53,796)	(48,982)
Mining properties and leases [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,848	11,146
Adjustment on currency translation (c)	495	137
Adjustments to capitalised closure costs	710	(123)
Additions	230	237
Depreciation for the year (a) (e)	(673)	(760)
Impairment charges, net of reversals (f)	(304)	(130)
Disposals		(3)
Subsidiaries no longer consolidated (g)	(211)	(40)
Transfers and other movements (h)	393	384
Property, plant and equipment at end of period	11,488	10,848	11,146
Non-current assets pledged as security (j)	3,307	3,310
Mining properties and leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	22,989
Property, plant and equipment at end of period	24,691	22,989
Mining properties and leases [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(12,141)
Property, plant and equipment at end of period	(13,203)	(12,141)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,316	7,571
Adjustment on currency translation (c)	461	62
Additions	41	47
Depreciation for the year (a) (e)	(403)	(429)
Impairment charges, net of reversals (f)	(2)
Disposals	(57)	(169)
Subsidiaries no longer consolidated (g)	(95)	(88)
Transfers and other movements (h)	115	322
Property, plant and equipment at end of period	7,376	7,316	7,571
Non-current assets pledged as security (j)	410	423
Land and buildings [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,444
Property, plant and equipment at end of period	12,029	11,444
Land and buildings [Member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(4,128)
Property, plant and equipment at end of period	(4,653)	(4,128)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	35,706	37,900
Adjustment on currency translation (c)	2,242	138
Additions	646	537
Depreciation for the year (a) (e)	(3,122)	(3,378)
Impairment charges, net of reversals (f)	(128)	(112)
Disposals	(40)	(86)
Subsidiaries no longer consolidated (g)	(417)	(217)
Transfers and other movements (h)	1,398	924
Property, plant and equipment at end of period	36,285	35,706	37,900
Non-current assets held under finance leases (i)	37	38
Non-current assets pledged as security (j)	5,308	5,332
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	68,030
Property, plant and equipment at end of period	71,903	68,030
Plant and equipment [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(32,324)
Property, plant and equipment at end of period	(35,618)	(32,324)
Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,985	4,440
Adjustment on currency translation (c)	183	16
Amounts capitalised	224	111
Additions	3,834	2,307
Impairment charges, net of reversals (f)	(1)	(6)
Disposals	(26)
Subsidiaries no longer consolidated (g)	(26)	(14)
Transfers and other movements (h)	(2,229)	(1,869)
Property, plant and equipment at end of period	6,944	4,985	$ 4,440
Non-current assets pledged as security (j)	3,278	2,104
Capital works in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,374
Property, plant and equipment at end of period	7,266	5,374
Capital works in progress [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(389)
Property, plant and equipment at end of period	$ (322)	$ (389)